UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Brazil — 6.1%
Alpargatas SA, PFC Shares	3,400	$12,503
AMBEV SA ADR	5,500	31,405
Banco Bradesco SA, PFC Shares	2,182	18,557
Banco do Brasil SA	600	5,255
BB Seguridade Participacoes SA	700	6,295
BM&F Bovespa SA	1,569	8,931
BR Malls Participacoes SA	1,046	3,872
BR Properties SA	279	754
BRF SA ADR	1,100	14,696
CCR SA	3,400	17,420
Centrais Eletricas Brasileiras SA ADR(1)	1,200	4,956
Cia de Saneamento Basico do Estado de Sao Paulo	900	8,066
Cia de Saneamento de Minas Gerais-COPASA	287	3,095
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	7,154
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	8,104
Cia Hering	1,000	6,706
Cia Paranaense de Energia-Copel ADR	400	3,416
Cia Siderurgica Nacional SA(1)	1,200	2,544
Cielo SA	7,291	51,394
Cosan SA Industria e Comercio	300	3,340
CPFL Energia SA ADR	931	15,073
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	6,277
EDP-Energias do Brasil SA	1,000	4,122
Embraer SA	2,900	14,348
Engie Brasil Energia SA	500	5,125
Equatorial Energia SA	500	8,251
Estacio Participacoes SA	900	4,837
Fibria Celulose SA ADR	400	4,572
Gerdau SA, PFC Shares	1,300	3,833
Iochpe Maxion SA	400	1,823
Itau Unibanco Holding SA, PFC Shares	1,752	19,247
Itausa-Investimentos Itau SA, PFC Shares	3,319	9,180
JBS SA	1,700	4,240
Klabin SA, PFC Shares	4,500	3,977
Kroton Educacional SA	2,888	12,941
Localiza Rent a Car SA	735	9,876
Lojas Americanas SA, PFC Shares	1,590	7,174
Lojas Renner SA	1,980	16,135
M Dias Branco SA	300	5,015
Marcopolo SA, PFC Shares	7,400	6,449
Metalurgica Gerdau SA, PFC Shares(1)	3,700	5,100
MRV Engenharia e Participacoes SA	1,400	5,603
Multiplan Empreendimentos Imobiliarios SA(1)	300	5,943
Natura Cosmeticos SA	300	3,019
Odontoprev SA	2,500	9,325
Oi SA ADR(1)	3,960	4,158

Security	Shares	Value
Petroleo Brasileiro SA, PFC Shares(1)	9,800	$39,249
Qualicorp SA	1,800	15,586
Raia Drogasil SA	400	8,900
Rumo SA(1)	3,731	9,777
Suzano Papel e Celulose SA, Class A, PFC Shares	1,800	8,538
Telefonica Brasil SA, PFC Shares	2,910	42,086
TIM Participacoes SA	6,900	21,152
Totvs SA	1,100	10,259
Ultrapar Participacoes SA	700	16,191
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	3,800	4,662
Vale SA, PFC Shares	7,600	60,571
Weg SA	2,820	16,558

		$667,635

Chile — 3.4%
AES Gener SA	17,883	$6,606
Aguas Andinas SA, Series A	13,740	7,627
Antarchile SA	1,700	21,440
Banco de Chile ADR	255	19,536
Banco de Credito e Inversiones	231	12,891
Banco Santander Chile ADR	800	19,760
Cap SA	380	3,756
Cencosud SA	3,560	9,605
Cia Cervecerias Unidas SA ADR	200	5,270
Colbun SA	36,400	8,303
Embotelladora Andina SA, Series A ADR	300	6,715
Embotelladora Andina SA, Series B ADR	180	4,446
Empresa Nacional de Telecomunicaciones SA	2,697	30,020
Empresas CMPC SA	5,960	14,077
Empresas COPEC SA	3,510	40,580
Enel Americas SA ADR	1,720	16,151
Enel Chile SA ADR	1,720	9,391
Enel Generacion Chile SA ADR	350	8,102
Itau CorpBanca ADR	1,250	17,275
Latam Airlines Group SA ADR	1,037	11,511
Parque Arauco SA	4,808	12,069
Quinenco SA	3,270	8,736
S.A.C.I. Falabella	5,230	43,156
Sigdo Koppers SA	4,680	6,527
Sociedad Quimica y Minera de Chile SA ADR	540	19,456
Sonda SA	4,030	6,759
Vina Concha y Toro SA ADR	200	6,280

		$376,045

China — 13.0%
AAC Technologies Holdings, Inc.	1,000	$10,837
Agricultural Bank of China, Ltd., Class H	22,000	10,665
Air China, Ltd., Class H	8,000	7,614
Aisino Corp.	1,500	3,999
Aluminum Corp. of China, Ltd., Class H(1)	14,000	6,521
Anhui Conch Cement Co., Ltd., Class H	5,000	16,564
Baidu, Inc. ADR(1)	200	37,220
Bank of China, Ltd., Class H	19,000	9,500
Bank of Communications, Ltd., Class H	7,000	5,419
BBMG Corp., Class H	14,000	6,891

Security	Shares	Value
Beijing Enterprises Holdings, Ltd.	500	$2,369
Beijing Enterprises Water Group, Ltd.	14,000	11,204
Belle International Holdings, Ltd.	8,000	6,238
Brilliance China Automotive Holdings, Ltd.	12,000	22,387
BYD Co., Ltd., Class H	1,000	5,975
CGN Power Co., Ltd., Class H(2)	33,000	9,772
China Bluechemical, Ltd., Class H	8,000	2,028
China Cinda Asset Management Co., Ltd., Class H	11,000	4,160
China CITIC Bank Corp., Ltd., Class H	9,000	5,551
China Coal Energy Co., Ltd., Class H(1)	8,000	3,509
China Communications Construction Co., Ltd., Class H	7,000	9,443
China Communications Services Corp., Ltd., Class H	8,000	4,749
China Construction Bank Corp., Class H	23,000	18,985
China Everbright International, Ltd.	6,000	7,655
China Evergrande Group	12,000	21,499
China Gas Holdings, Ltd.	10,000	15,244
China Hongqiao Group, Ltd.(3)	9,000	6,514
China Life Insurance Co., Ltd., Class H	2,000	6,551
China Longyuan Power Group Corp., Ltd., Class H	5,000	3,763
China Medical System Holdings, Ltd.	4,000	7,090
China Mengniu Dairy Co., Ltd.	8,000	16,172
China Merchants Bank Co., Ltd., Class H	4,000	11,985
China Merchants Port Holdings Co., Ltd.	2,000	5,925
China Minsheng Banking Corp., Ltd., Class H	6,000	6,149
China Mobile, Ltd.	10,500	116,371
China National Building Material Co., Ltd., Class H	6,000	3,330
China Northern Rare Earth Group High-Tech Co., Ltd.	2,420	3,888
China Oilfield Services, Ltd., Class H	2,000	1,734
China Overseas Land & Investment, Ltd.	8,000	24,010
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	7,194
China Petroleum & Chemical Corp., Class H	50,000	40,958
China Railway Construction Corp., Ltd., Class H	4,500	6,176
China Railway Group, Ltd., Class H	9,000	7,452
China Resources Beer Holdings Co., Ltd.	6,000	15,126
China Resources Gas Group, Ltd.	2,000	6,129
China Resources Land, Ltd.	4,444	13,048
China Resources Power Holdings Co., Ltd.	4,000	8,246
China Shenhua Energy Co., Ltd., Class H	4,500	10,943
China Shipbuilding Industry Co., Ltd.(1)	4,400	4,019
China State Construction Engineering Corp., Ltd.	3,500	4,844
China State Construction International Holdings, Ltd.	4,000	6,936
China Telecom Corp., Ltd., Class H	26,000	12,892
China Unicom (Hong Kong), Ltd.(1)	8,000	11,487
China United Network Communications, Ltd.(3)	5,800	3,176
China Vanke Co., Ltd., Class H	2,600	6,898
China Yangtze Power Co., Ltd.	2,500	5,431
CITIC, Ltd.	4,000	6,339
CNOOC, Ltd.	25,000	28,384
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	11,500	5,220
COSCO SHIPPING Ports, Ltd.	4,000	4,670
Country Garden Holdings Co., Ltd.	19,000	22,455
CSPC Pharmaceutical Group, Ltd.	8,000	11,960
Ctrip.com International, Ltd. ADR(1)	400	21,860
Datang International Power Generation Co., Ltd., Class H	10,000	3,655

Security	Shares	Value
Dongfeng Motor Group Co., Ltd., Class H	6,000	$6,753
Fullshare Holdings, Ltd.	17,500	7,137
GCL-Poly Energy Holdings, Ltd.(1)	18,000	1,917
GD Power Development Co., Ltd.	10,100	5,227
Geely Automobile Holdings, Ltd.	10,000	16,527
Great Wall Motor Co., Ltd., Class H	6,000	6,408
Guangdong Investment, Ltd.	6,000	8,652
Guangzhou Automobile Group Co., Ltd., Class H	6,000	10,057
Haier Electronics Group Co., Ltd.	3,000	7,625
Hengan International Group Co., Ltd.	2,500	17,530
Huadian Power International Corp., Ltd., Class H	22,000	10,412
Huaneng Power International, Inc., Class H	28,000	22,297
Industrial & Commercial Bank of China, Ltd., Class H	23,000	15,357
Inner Mongolia Yili Industrial Group Co., Ltd.	1,800	5,132
Jiangsu Expressway Co., Ltd., Class H	4,000	5,808
Jiangsu Hengrui Medicine Co., Ltd.	1,080	7,878
Jiangxi Copper Co., Ltd., Class H	6,000	9,021
Kingboard Chemical Holdings, Ltd.	2,500	9,219
Kunlun Energy Co., Ltd.	4,000	3,586
Kweichow Moutai Co., Ltd.	100	6,495
Lee & Man Paper Manufacturing, Ltd.	8,000	6,945
Lenovo Group, Ltd.	6,000	3,923
Longfor Properties Co., Ltd.	3,500	7,115
NetEase, Inc. ADR	100	28,478
New Oriental Education & Technology Group, Inc. ADR(1)	290	20,784
Nine Dragons Paper Holdings, Ltd.	7,000	8,290
Offshore Oil Engineering Co., Ltd.	4,400	4,114
PetroChina Co., Ltd., Class H	40,000	26,600
PICC Property & Casualty Co., Ltd., Class H	4,000	6,658
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	6,400
Poly Real Estate Group Co., Ltd.	4,200	5,966
SAIC Motor Corp., Ltd.	1,300	5,731
Sanan Optoelectronics Co., Ltd.	2,600	6,930
Semiconductor Manufacturing International Corp.(1)	6,000	6,315
Shandong Gold Mining Co., Ltd.(3)	900	3,776
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	9,421
Shanghai Fosun Pharmaceutical Group Co., Ltd.	3,000	11,493
Shanghai Industrial Holdings, Ltd.	2,000	6,244
Shanghai Oriental Pearl Media Co., Ltd.	1,400	4,396
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,100	11,855
Shanghai Pudong Development Bank Co., Ltd.	2,588	4,870
Shimao Property Holdings, Ltd.	2,000	3,410
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	6,012
SINA Corp.(1)	100	9,797
Sino Biopharmaceutical, Ltd.	19,000	16,949
Sino-Ocean Group Holding, Ltd.	8,500	4,285
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	12,330
Sinopharm Group Co., Ltd., Class H	5,200	23,738
Sohu.com, Inc.(1)	100	4,489
Sun Art Retail Group, Ltd.	4,500	4,153
Sunac China Holdings, Ltd.	5,000	8,116
Tencent Holdings, Ltd.	3,600	123,722
Tingyi (Cayman Islands) Holding Corp.	4,000	4,886
Tsingtao Brewery Co., Ltd., Class H	1,000	4,553

Security	Shares	Value
Want Want China Holdings, Ltd.	20,000	$14,028
Weibo Corp. ADR(1)	10	735
Weichai Power Co., Ltd., Class H	2,000	3,240
WH Group, Ltd.(2)	17,000	15,926
Xinyi Glass Holdings, Ltd.	6,000	5,894
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	6,424
Yanzhou Coal Mining Co., Ltd., Class H	4,000	2,976
Zhejiang Expressway Co., Ltd., Class H	6,000	7,033
Zijin Mining Group Co., Ltd., Class H	20,000	6,569

		$1,423,585

Colombia — 1.8%
Almacenes Exito SA	1,060	$5,670
Avianca Holdings SA, PFC Shares	8,314	6,999
Banco de Bogota SA	340	7,272
Bancolombia SA	1,001	10,462
Bancolombia SA ADR, PFC Shares	340	14,963
Cementos Argos SA	1,910	7,676
Cemex Latam Holdings SA(1)	2,933	11,706
Corporacion Financiera Colombiana SA	531	4,938
Ecopetrol SA ADR	2,860	26,112
Empresa de Energia de Bogota SA	12,100	8,132
Grupo Argos SA	2,148	15,423
Grupo Aval Acciones y Valores SA	15,110	6,295
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	6,166
Grupo de Inversiones Suramericana SA	540	7,147
Grupo Nutresa SA	2,220	19,670
Interconexion Electrica SA	8,220	39,741

		$198,372

Czech Republic — 0.9%
CEZ AS	1,842	$35,013
Komercni Banka AS	980	39,011
Pegas Nonwovens SA	400	16,352
Unipetrol AS	1,100	12,674

		$103,050

Egypt — 0.8%
Commercial International Bank Egypt SAE	5,300	$24,443
Eastern Tobacco	700	9,899
Egyptian Financial Group-Hermes Holding Co.	3,700	5,197
ElSewedy Electric Co.	1,300	6,319
Ezz Steel(1)	7,139	7,504
Global Telecom Holding SAE(1)	25,093	9,056
Juhayna Food Industries(1)	11,399	5,478
Medinet Nasr Housing	5,300	6,281
Oriental Weavers Co.	6,200	6,446
Talaat Moustafa Group	16,900	7,460
Telecom Egypt	7,836	4,463

		$92,546

Greece — 1.9%
Aegean Airlines SA	769	$6,441
Alpha Bank AE(1)	2,958	6,800
Athens Water Supply & Sewage Co. SA	901	5,627

Security	Shares	Value
Costamare, Inc.	500	$3,275
Diana Shipping, Inc.(1)	1,630	6,194
Ellaktor SA(1)	2,996	4,766
Eurobank Ergasias SA(1)	7,607	7,679
GasLog, Ltd.	200	2,590
Hellenic Exchanges - Athens Stock Exchange SA	1,170	6,851
Hellenic Petroleum SA(1)	1,050	8,165
Hellenic Telecommunications Organization SA	2,050	23,283
JUMBO SA	1,035	18,692
Motor Oil (Hellas) Corinth Refineries SA	972	18,680
Mytilineos Holdings SA(1)	1,510	13,162
National Bank of Greece SA(1)	31,854	11,119
OPAP SA	1,233	13,685
Public Power Corp. SA(1)	2,630	13,861
Sarantis SA	600	8,349
Titan Cement Co. SA	890	26,082
Tsakos Energy Navigation, Ltd.	1,100	4,697

		$209,998

Hungary — 0.9%
Magyar Telekom Telecommunications PLC	5,560	$9,259
MOL Hungarian Oil & Gas Rt.	400	32,521
OTP Bank PLC	970	30,268
Richter Gedeon Nyrt.	1,210	30,914

		$102,962

India — 6.8%
Axis Bank, Ltd. GDR(4)(8)	370	$14,487
Axis Bank, Ltd. GDR(4)(8)	596	23,304
Dr. Reddy’s Laboratories, Ltd. ADR	2,100	81,144
ICICI Bank, Ltd. ADR	4,243	42,091
Infosys, Ltd. ADR	4,790	72,329
Larsen & Toubro, Ltd. GDR(4)(8)	1,523	41,412
Larsen & Toubro, Ltd. GDR(4)(8)	1,695	46,019
Mahindra & Mahindra, Ltd. GDR(8)	224	4,973
Mahindra & Mahindra, Ltd. GDR(8)	1,470	32,696
MakeMyTrip, Ltd.(1)	786	25,152
Reliance Industries, Ltd. GDR(1)(2)(8)	782	32,257
Reliance Industries, Ltd. GDR(1)(2)(8)	1,933	79,803
State Bank of India GDR(4)	771	34,418
Tata Motors, Ltd. ADR	952	35,062
Tata Steel, Ltd. GDR(4)(8)	3,122	23,883
Tata Steel, Ltd. GDR(4)(8)	3,667	28,218
Vedanta, Ltd. ADR	2,931	43,437
Videocon d2h, Ltd. ADR(1)	2,700	27,648
Wipro, Ltd. ADR	2,668	28,761
WNS Holdings, Ltd. ADR(1)	819	27,273

		$744,367

Indonesia — 3.5%
Adaro Energy Tbk PT	189,400	$21,598
AKR Corporindo Tbk PT	14,000	6,953
Aneka Tambang Persero Tbk PT(1)	40,500	2,356
Astra International Tbk PT	51,000	33,452
Bank Central Asia Tbk PT	14,700	18,914

Security	Shares	Value
Bank CIMB Niaga Tbk PT(1)	736	$71
Bank Danamon Indonesia Tbk PT	14,000	5,493
Bank Mandiri Persero Tbk PT	23,500	22,134
Bank Negara Indonesia Persero Tbk PT	22,000	10,808
Bank Rakyat Indonesia Persero Tbk PT	12,700	13,780
Bumi Resources Tbk PT(1)	116,500	3,355
Bumi Serpong Damai Tbk PT	38,500	5,221
Charoen Pokphand Indonesia Tbk PT	23,500	5,590
Global Mediacom Tbk PT	29,500	1,451
Gudang Garam Tbk PT	1,500	8,314
Indo Tambangraya Megah Tbk PT	2,000	2,280
Indocement Tunggal Prakarsa Tbk PT	7,000	9,720
Indofood CBP Sukses Makmur Tbk PT	11,000	7,176
Indofood Sukses Makmur Tbk PT	14,500	9,512
Jasa Marga (Persero) Tbk PT	10,673	4,203
Kalbe Farma Tbk PT	210,800	24,347
Lippo Karawaci Tbk PT	62,500	3,189
Medco Energi Internasional Tbk PT(1)	21,000	4,753
Media Nusantara Citra Tbk PT	19,000	2,711
Mitra Keluarga Karyasehat Tbk PT	26,800	4,102
MNC Investama Tbk PT(1)	214,500	2,127
Pembangunan Perumahan Persero Tbk PT	50,556	11,867
Perusahaan Gas Negara Persero Tbk PT	39,500	7,106
Semen Indonesia Persero Tbk PT	15,500	10,982
Sugih Energy Tbk PT(1)(3)	194,200	817
Summarecon Agung Tbk PT	62,500	6,187
Surya Semesta Internusa Tbk PT	78,000	3,715
Tambang Batubara Bukit Asam Tbk PT	5,000	4,081
Telekomunikasi Indonesia Persero Tbk PT	168,500	54,940
Tower Bersama Infrastructure Tbk PT	10,000	4,324
Unilever Indonesia Tbk PT	3,500	12,133
United Tractors Tbk PT	9,000	18,768
Vale Indonesia Tbk PT(1)	22,500	3,217
Wijaya Karya Persero Tbk PT	30,000	5,150
XL Axiata Tbk PT(1)	13,500	2,997

		$379,894

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	7,783	$18,573
Commercial Real Estate Co. KSCC	16,000	3,899
Gulf Bank	16,537	12,946
Gulf National Holding Co.(1)(3)	3,323	0
Jazeera Airways Co. KSC	3,859	6,020
Kuwait Finance House KSCP	10,528	16,907
Mabanee Co. SAKC	6,654	17,087
Mobile Telecommunications Co.	17,436	24,458
National Bank of Kuwait SAK	10,098	22,601
National Industries Group Holding SAK(1)	14,099	5,155
Qurain Petrochemical Industries Co. KSC	25,000	27,609
Salhia Real Estate Co. KSCP	4,000	5,190
VIVA Kuwait Telecom Co.	1,924	5,290

		$165,735

Malaysia — 3.5%
AMMB Holdings Bhd	2,300	$2,800

Security	Shares	Value
Astro Malaysia Holdings Bhd	5,400	$3,204
Axiata Group Bhd	6,900	8,188
Batu Kawan Bhd	1,500	6,585
Berjaya Sports Toto Bhd	3,915	2,287
British American Tobacco Malaysia Bhd	400	4,169
Bumi Armada Bhd	35,450	6,424
CIMB Group Holdings Bhd	4,700	7,029
Dialog Group Bhd	17,336	7,775
Digi.com Bhd	8,900	10,292
Felda Global Ventures Holdings Bhd	3,700	1,512
Gamuda Bhd	3,100	3,868
Genting Bhd	6,900	16,076
Genting Malaysia Bhd	11,200	14,680
HAP Seng Consolidated Bhd	1,800	3,860
Hong Leong Bank Bhd	1,100	3,605
Hong Leong Financial Group Bhd	1,100	4,302
IGB Real Estate Investment Trust	15,400	6,080
IHH Healthcare Bhd	15,700	21,232
IJM Corp. Bhd	10,200	8,293
IOI Corp. Bhd	11,600	12,325
IOI Properties Group Bhd	15,799	7,827
KLCCP Stapled Group	2,500	4,558
Kuala Lumpur Kepong Bhd	1,800	10,409
Lafarge Malaysia Bhd	2,700	3,464
Magnum Bhd	4,900	1,981
Malayan Banking Bhd	2,400	5,290
Maxis Bhd	3,300	4,741
MISC Bhd	3,100	5,427
My EG Services Bhd	33,600	16,630
Parkson Holdings Bhd(1)	5,513	741
Petronas Chemicals Group Bhd	14,000	23,967
Petronas Dagangan Bhd	2,200	12,635
Petronas Gas Bhd	1,900	8,238
PPB Group Bhd	1,100	4,318
Public Bank Bhd	2,900	13,584
RHB Bank Bhd	2,608	3,284
Sapura Energy Bhd	32,400	13,403
Silverlake Axis, Ltd.	19,000	7,344
Sime Darby Bhd	4,400	9,571
Sunway Bhd	11,110	9,211
Telekom Malaysia Bhd	5,700	8,630
Tenaga Nasional Bhd	5,900	18,989
Top Glove Corp. Bhd	5,200	6,404
UEM Sunrise Bhd	24,400	7,186
UMW Holdings Bhd(1)	1,300	1,822
Unisem (M) Bhd	11,300	9,348
Yinson Holdings Bhd	7,700	6,077
YTL Corp. Bhd	10,500	3,679
YTL Power International Bhd	9,555	3,415

		$386,759

Mexico — 7.4%
Alfa SAB de CV, Series A	21,217	$30,598
Alsea SAB de CV	3,900	14,066
America Movil SAB de CV, Series L ADR	6,700	108,071

Security	Shares	Value
Arca Continental SAB de CV	2,500	$17,768
Bolsa Mexicana de Valores SAB de CV	3,200	5,475
Cemex SAB de CV ADR(1)	6,023	49,810
Coca-Cola Femsa SAB de CV ADR	140	11,255
Concentradora Fibra Danhos SA de CV	9,600	16,733
Concentradora Hipotecaria SAPI de CV	4,600	5,489
Corp. Inmobiliaria Vesta SAB de CV	5,300	7,353
El Puerto de Liverpool SAB de CV	1,270	9,902
Fibra Uno Administracion SA de CV	24,700	44,059
Fomento Economico Mexicano SAB de CV ADR	500	47,170
Gentera SAB de CV	4,100	6,625
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	30,138
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	25,466
Grupo Bimbo SAB de CV, Series A	6,800	15,769
Grupo Carso SAB de CV, Series A1	2,700	11,471
Grupo Elektra SAB de CV	260	10,829
Grupo Financiero Banorte SAB de CV, Class O	10,600	60,908
Grupo Financiero Inbursa SAB de CV, Class O	10,400	17,279
Grupo Financiero Santander Mexico SAB de CV	8,000	14,631
Grupo Mexico SAB de CV, Series B	10,400	28,150
Grupo Televisa SAB ADR	2,900	70,412
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	8,104
Industrias Penoles SAB de CV	590	12,795
Infraestructura Energetica Nova SAB de CV	4,200	19,579
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	10,120
Macquarie Mexico Real Estate Management SA de CV(1)	7,900	8,181
Mexichem SAB de CV	4,203	11,079
Minera Frisco SAB de CV(1)	3,600	2,197
Nemak SAB de CV(2)	9,400	9,296
PLA Administradora Industrial S de RL de CV(1)	5,900	9,952
Prologis Property Mexico SA de CV	3,500	6,025
Promotora y Operadora de Infraestructura SAB de CV	1,500	15,636
Wal-Mart de Mexico SAB de CV, Series V	18,600	42,585

		$814,976

Pakistan — 1.5%
Bank AL Habib, Ltd.	12,000	$6,691
Engro Corp., Ltd.	3,000	10,598
Engro Foods, Ltd.	3,100	4,461
Fauji Fertilizer Co., Ltd.	8,400	7,713
Ferozsons Laboratories, Ltd.	600	2,795
Habib Bank, Ltd.	5,800	14,998
Hub Power Co., Ltd.	13,500	17,071
Indus Motor Co., Ltd.	300	5,292
K-Electric, Ltd.(1)	66,000	4,607
Kot Addu Power Co., Ltd.	7,500	5,436
Lucky Cement, Ltd.	2,000	16,393
MCB Bank, Ltd.	6,000	12,603
Millat Tractors, Ltd.	450	6,584
Nishat Mills, Ltd.	4,500	7,393
Oil & Gas Development Co., Ltd.	3,400	5,742
Pak Elektron, Ltd.	6,500	6,988
Pakistan Petroleum, Ltd.	4,500	7,448
Pakistan State Oil Co., Ltd.	1,800	7,734

Security	Shares	Value
Pakistan Telecommunication Co., Ltd.	34,500	$5,091
Searle Co., Ltd. (The)	1,984	11,408

		$167,046

Peru — 1.6%
Alicorp SAA	11,251	$27,246
Cia de Minas Buenaventura SA ADR	1,677	20,862
Credicorp, Ltd.	365	61,145
Ferreycorp SAA	13,414	8,039
Grana y Montero SAA	5,300	3,354
Intercorp Financial Services, Inc.	220	7,194
Southern Copper Corp.	1,275	44,574
Volcan Cia Minera SAA, Class B	17,440	4,479

		$176,893

Philippines — 3.5%
Aboitiz Equity Ventures, Inc.	8,900	$13,579
Aboitiz Power Corp.	16,600	13,082
ABS-CBN Holdings Corp.	5,000	4,116
Alliance Global Group, Inc.	16,900	5,254
Ayala Corp.	710	12,380
Ayala Land, Inc.	16,000	12,662
Bank of the Philippine Islands	4,747	10,046
BDO Unibank, Inc.	6,471	15,928
Bloomberry Resorts Corp.(1)	36,500	6,888
CEMEX Holdings Philippines, Inc.(1)(2)	36,600	5,594
Cosco Capital, Inc.	33,300	5,508
D&L Industries, Inc.	58,400	14,663
Emperador, Inc.	20,800	2,854
Energy Development Corp.	66,300	8,118
First Gen Corp.	8,400	3,202
Globe Telecom, Inc.	260	11,021
GT Capital Holdings, Inc.	230	5,515
International Container Terminal Services, Inc.	4,940	9,910
JG Summit Holdings, Inc.	11,440	18,300
Jollibee Foods Corp.	3,780	15,534
LT Group, Inc.	17,100	5,494
Manila Electric Co.	2,270	12,497
Manila Water Co.	7,700	4,979
Megaworld Corp.	42,400	3,999
Melco Resorts And Entertainment (Philippines) Corp.(1)	23,000	4,539
Metro Pacific Investments Corp.	64,900	8,171
Metropolitan Bank & Trust Co.	5,781	10,144
Petron Corp.	33,700	7,438
PLDT, Inc.	890	30,856
Puregold Price Club, Inc.	10,600	9,211
Robinsons Land Corp.	9,100	4,527
Robinsons Retail Holdings, Inc.	4,660	8,017
Semirara Mining & Power Corp.	5,250	16,660
SM Investments Corp.	1,200	18,549
SM Prime Holdings, Inc.	38,500	26,038
Travellers International Hotel Group, Inc.	27,500	1,878
Universal Robina Corp.	6,350	20,668

		$387,819

Security	Shares	Value
Poland — 3.5%
Alior Bank SA(1)	348	$6,383
AmRest Holdings SE(1)	88	8,047
Asseco Poland SA	1,570	20,421
Bank Pekao SA	530	19,664
Bank Zachodni WBK SA	146	13,319
Bioton SA(1)	1,668	2,371
Budimex SA	123	7,211
CCC SA	180	10,169
Ciech SA	245	4,450
Cyfrowy Polsat SA(1)	1,700	12,220
Enea SA(1)	1,934	5,878
Energa SA	1,332	3,525
Eurocash SA	1,060	8,798
Grupa Lotos SA(1)	393	5,692
ING Bank Slaski SA	210	9,973
Jastrzebska Spolka Weglowa SA(1)	688	12,369
KGHM Polska Miedz SA	897	25,541
KRUK SA	110	8,904
LPP SA	10	16,857
mBank SA(1)	70	7,948
Orange Polska SA	10,040	12,307
PGE SA	10,129	29,750
PKP Cargo SA(1)	622	9,838
Polski Koncern Naftowy ORLEN SA	1,260	35,979
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	10,166
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	33,087
Powszechny Zaklad Ubezpieczen SA	2,300	27,402
Synthos SA	3,160	4,169
Tauron Polska Energia SA(1)	10,610	9,186

		$381,624

Qatar — 1.5%
Barwa Real Estate Co.	775	$7,222
Doha Bank QSC	1,370	11,697
Industries Qatar	490	13,780
Masraf Al Rayan QSC	2,100	25,554
Ooredoo QSC	560	16,040
Qatar Electricity & Water Co. QSC	528	30,438
Qatar Gas Transport Co., Ltd.	4,990	25,850
Qatar Islamic Bank	1,120	31,411
United Development Co. QSC	1,300	6,841

		$168,833

Russia — 5.7%
Gazprom PJSC ADR	13,537	$56,552
Globaltrans Investment PLC GDR(4)	780	6,208
Lukoil PJSC ADR	1,022	48,983
Magnit PJSC	430	69,514
Mail.ru Group, Ltd. GDR(1)(4)	660	17,642
MegaFon PJSC GDR(4)	1,200	12,918
MMC Norilsk Nickel PJSC ADR	1,990	27,693
Mobile TeleSystems PJSC	12,250	51,117
Novatek PJSC GDR(4)	178	20,080
Novolipetsk Steel PJSC GDR	440	8,311

Security	Shares	Value
Polymetal International PLC	500	$6,519
Rosneft Oil Co. PJSC GDR(4)	2,470	12,974
RusHydro PJSC ADR	13,220	17,420
Sberbank of Russia PJSC ADR	8,342	93,196
Severstal PJSC GDR(4)	615	7,932
Sistema PJSC FC	20,540	4,511
Surgutneftegas OJSC ADR	2,614	13,626
Surgutneftegas OJSC, PFC Shares	19,130	9,506
Tatneft PJSC ADR	642	26,402
Transneft PJSC, PFC Shares	4	11,081
VEON, Ltd. ADR	1,300	5,044
VTB Bank PJSC GDR(4)	5,395	12,144
X5 Retail Group NV GDR(1)(4)	770	27,912
Yandex NV, Class A(1)	2,000	52,960

		$620,245

South Africa — 6.9%
AECI, Ltd.	410	$3,342
African Rainbow Minerals, Ltd.	1,915	11,900
Anglo American Platinum, Ltd.(1)	150	3,193
AngloGold Ashanti, Ltd.	920	10,521
Aspen Pharmacare Holdings, Ltd.	1,570	35,548
Assore, Ltd.	120	1,754
AVI, Ltd.	840	6,323
Barclays Africa Group, Ltd.	710	7,528
Barloworld, Ltd.	1,160	10,305
Bid Corp., Ltd.	1,270	29,099
Bidvest Group, Ltd. (The)	1,270	16,567
Coronation Fund Managers, Ltd.	730	3,916
DataTec, Ltd.	1,300	5,145
Discovery, Ltd.	820	7,999
Exxaro Resources, Ltd.	370	2,877
FirstRand, Ltd.	4,690	17,643
Fortress Income Fund, Ltd., Class A	1,635	2,118
Fortress Income Fund, Ltd., Class B	1,635	4,363
Foschini Group, Ltd. (The)	460	4,864
Gold Fields, Ltd.	1,860	6,614
Grindrod, Ltd.(1)	2,010	1,750
Growthpoint Properties, Ltd.	5,530	10,592
Hosken Consolidated Investments, Ltd.	500	5,075
Impala Platinum Holdings, Ltd.(1)	1,260	3,512
Imperial Holdings, Ltd.	400	5,078
Investec, Ltd.	760	5,978
Kumba Iron Ore, Ltd.(1)	150	1,803
Life Healthcare Group Holdings, Ltd.	2,100	4,493
Massmart Holdings, Ltd.	280	2,480
MMI Holdings, Ltd.	2,370	3,972
Mondi, Ltd.	330	8,674
Mr Price Group, Ltd.	420	4,809
MTN Group, Ltd.	6,420	57,508
Murray & Roberts Holdings, Ltd.	2,770	2,807
Nampak, Ltd.(1)	1,560	2,439
Naspers, Ltd., Class N	780	161,632
Nedbank Group, Ltd.	390	6,555
Netcare, Ltd.	2,470	5,066

Security	Shares	Value
PPC, Ltd.(1)	1,620	$759
Rand Merchant Investment Holdings, Ltd.	1,790	5,503
Redefine Properties, Ltd.	6,150	4,954
Remgro, Ltd.	860	14,287
Reunert, Ltd.	1,110	6,103
RMB Holdings, Ltd.	1,540	7,226
Sanlam, Ltd.	3,380	17,699
Sappi, Ltd.	1,216	8,970
Sasol, Ltd.	2,180	65,377
Shoprite Holdings, Ltd.	1,910	30,385
SPAR Group, Ltd. (The)	390	5,083
Standard Bank Group, Ltd.	2,250	25,156
Steinhoff International Holdings NV	3,060	16,354
Tiger Brands, Ltd.	950	27,823
Trencor, Ltd.	730	1,881
Truworths International, Ltd.	910	5,197
Vodacom Group, Ltd.	1,240	15,634
Wilson Bayly Holmes-Ovcon, Ltd.	480	5,068
Woolworths Holdings, Ltd.	1,220	6,264

		$755,565

South Korea — 8.0%
AMOREPACIFIC Corp.	100	$30,632
BNK Financial Group, Inc.	484	4,318
Celltrion, Inc.(1)	125	10,675
E-MART, Inc.	50	10,860
GS Holdings Corp.	190	12,385
Hana Financial Group, Inc.	470	17,191
Hanwha Chemical Corp.	360	9,572
Hanwha Corp.	150	6,407
Hyosung Corp.	80	12,005
Hyundai Construction Equipment Co., Ltd.(1)	2	540
Hyundai Electric & Energy Systems Co., Ltd.(1)	2	523
Hyundai Engineering & Construction Co., Ltd.	120	5,213
Hyundai Glovis Co., Ltd.	60	8,548
Hyundai Heavy Industries Co., Ltd.(1)	37	5,704
Hyundai Mobis Co., Ltd.	70	17,156
Hyundai Motor Co.	170	24,782
Hyundai Robotics Co., Ltd.(1)	7	2,551
Hyundai Steel Co.	120	6,336
Industrial Bank of Korea	490	5,637
KB Financial Group, Inc.	600	28,680
Kia Motors Corp.	300	10,466
Korea Electric Power Corp.	630	24,100
Korea Investment Holdings Co., Ltd.	130	7,104
Korea Zinc Co., Ltd.	30	11,730
KT Corp.	360	10,464
KT&G Corp.	180	17,829
Kwangju Bank	45	508
LG Chem, Ltd.	90	24,265
LG Corp.	160	11,575
LG Display Co., Ltd.	330	9,593
LG Electronics, Inc.	200	14,728
LG Household & Health Care, Ltd.	20	17,539
Lotte Chemical Corp.	30	9,652

Security	Shares	Value
Lotte Shopping Co., Ltd.	30	$7,669
Macquarie Korea Infrastructure Fund	930	7,217
Naver Corp.	30	22,652
OCI Co., Ltd.	40	3,178
POSCO	145	36,581
S-Oil Corp.	90	8,322
Samsung C&T Corp.	59	7,245
Samsung Electro-Mechanics Co., Ltd.	100	7,358
Samsung Electronics Co., Ltd.	105	209,129
Samsung Fire & Marine Insurance Co., Ltd.	60	15,662
Samsung Heavy Industries Co., Ltd.(1)	230	2,526
Samsung Life Insurance Co., Ltd.	230	25,052
Samsung SDI Co., Ltd.	94	13,867
Samsung Securities Co., Ltd.	150	5,377
Shinhan Financial Group Co., Ltd.	710	31,311
SK Holdings Co., Ltd.	29	7,083
SK Hynix, Inc.	550	27,875
SK Innovation Co., Ltd.	100	15,102
SK Telecom Co., Ltd.	100	22,639
Woori Bank	595	8,126

		$873,239

Taiwan — 7.0%
Advanced Semiconductor Engineering, Inc.	12,374	$15,868
Asia Cement Corp.	7,140	6,607
Asustek Computer, Inc.	1,000	9,472
AU Optronics Corp.	25,000	9,791
Catcher Technology Co., Ltd.	2,000	21,140
Cathay Financial Holding Co., Ltd.	11,210	17,556
Chailease Holding Co., Ltd.	2,288	6,174
Chang Hwa Commercial Bank, Ltd.	10,411	6,070
Cheng Shin Rubber Industry Co., Ltd.	6,000	12,107
China Development Financial Holding Corp.	23,000	6,285
China Life Insurance Co., Ltd.	7,172	7,029
China Steel Corp.	24,480	20,133
Chunghwa Telecom Co., Ltd.	10,000	35,818
Compal Electronics, Inc.	13,000	8,684
CTBC Financial Holding Co., Ltd.	24,211	15,404
Delta Electronics, Inc.	3,157	17,409
E.Sun Financial Holding Co., Ltd.	13,550	8,375
Far Eastern New Century Corp.	9,363	7,592
Far EasTone Telecommunications Co., Ltd.	6,000	15,260
First Financial Holding Co., Ltd.	13,099	8,381
Formosa Chemicals & Fibre Corp.	7,000	21,232
Formosa Petrochemical Corp.	4,000	14,350
Formosa Plastics Corp.	9,000	26,827
Fubon Financial Holding Co., Ltd.	10,000	15,248
Giant Manufacturing Co., Ltd.	2,000	11,728
Hon Hai Precision Industry Co., Ltd.	16,816	57,537
Hotai Motor Co., Ltd.	1,000	13,104
HTC Corp.(1)	2,000	4,833
Hua Nan Financial Holdings Co., Ltd.	12,778	7,329
Innolux Corp.	22,577	10,197
Inventec Corp.	10,000	7,423
Kenda Rubber Industrial Co., Ltd.	3,437	5,319

Security	Shares	Value
Lite-On Technology Corp.	6,090	$10,227
MediaTek, Inc.	2,000	15,285
Mega Financial Holding Co., Ltd.	12,839	10,341
Merida Industry Co., Ltd.	2,100	11,340
Nan Ya Plastics Corp.	11,000	26,166
Pou Chen Corp.	11,000	15,171
President Chain Store Corp.	2,000	17,877
Quanta Computer, Inc.	6,000	13,722
Ruentex Industries, Ltd.	2,190	3,275
Shin Kong Financial Holding Co., Ltd.(1)	16,458	4,241
Siliconware Precision Industries Co., Ltd.	8,000	13,510
SinoPac Financial Holdings Co., Ltd.	16,692	5,166
Taishin Financial Holding Co., Ltd.	14,830	6,627
Taiwan Cement Corp.	8,000	9,144
Taiwan Cooperative Financial Holding Co., Ltd.	13,265	6,858
Taiwan Fertilizer Co., Ltd.	2,000	2,666
Taiwan Mobile Co., Ltd.	5,000	18,618
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	81,350
Uni-President Enterprises Corp.	14,331	28,615
United Microelectronics Corp.	26,000	10,755
Yuanta Financial Holding Co., Ltd.	15,778	6,844
Yulon Motor Co., Ltd.	6,000	5,367

		$773,447

Thailand — 3.4%
Advanced Info Service PCL(5)	4,200	$21,329
Airports of Thailand PCL(5)	17,000	21,217
Bangkok Bank PCL(5)	1,500	7,924
Bangkok Dusit Medical Services PCL(5)	17,000	9,283
Bank of Ayudhya PCL NVDR	8,000	8,635
BEC World PCL(5)	4,700	3,049
Berli Jucker PCL(5)	12,000	16,106
BTS Group Holdings PCL(5)	25,200	6,323
Central Pattana PCL(5)	5,500	10,653
Charoen Pokphand Foods PCL(5)	13,800	10,086
CP ALL PCL(5)	16,300	29,904
Delta Electronics (Thailand) PCL(5)	4,800	12,697
Electricity Generating PCL(5)	800	5,024
Glow Energy PCL(5)	2,000	4,726
Hana Microelectronics PCL(5)	8,200	11,614
Home Product Center PCL(5)	25,601	7,443
Indorama Ventures PCL(5)	9,600	10,359
Intouch Holdings PCL(5)	5,300	8,361
IRPC PCL(5)	63,400	9,494
Kasikornbank PCL(5)	1,300	7,155
Krung Thai Bank PCL(5)	13,500	7,569
Minor International PCL(5)	10,010	11,012
PTT Exploration & Production PCL(5)	4,320	11,428
PTT Global Chemical PCL(5)	4,720	9,843
PTT PCL(5)	2,600	30,034
Siam Cement PCL(5)	900	13,897
Siam Commercial Bank PCL(5)	1,780	7,991
Sino-Thai Engineering & Construction PCL(5)	8,600	6,500
Thai Beverage PCL(5)	40,000	25,289
Thai Oil PCL(5)	2,500	5,653

Security	Shares	Value
TMB Bank PCL(5)	91,700	$5,812
Total Access Communication PCL NVDR	2,800	3,844
True Corp. PCL(5)	47,094	8,572

		$368,826

Turkey — 4.0%
Akbank TAS	5,450	$14,734
AKIS Gayrimenkul Yatirimi AS	8,650	7,922
Aksa Enerji Uretim AS(1)	5,741	5,909
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	7,110
Arcelik AS	3,691	25,567
Aygaz AS	2,227	10,050
BIM Birlesik Magazalar AS	1,535	27,314
Coca-Cola Icecek AS	510	5,350
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	41,477	35,883
Enka Insaat ve Sanayi AS	2,500	3,799
Eregli Demir ve Celik Fabrikalari TAS	17,580	31,872
Ford Otomotiv Sanayi AS	944	10,821
Haci Omer Sabanci Holding AS	4,000	12,125
Is Gayrimenkul Yatirim Ortakligi AS	14,555	5,944
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	6,132
KOC Holding AS	2,420	11,008
Koza Altin Isletmeleri AS(1)	500	2,594
Petkim Petrokimya Holding AS	6,975	10,942
TAV Havalimanlari Holding AS	1,100	5,393
Tekfen Holding AS	2,900	7,933
Tofas Turk Otomobil Fabrikasi AS	1,748	14,526
Tupras-Turkiye Petrol Rafinerileri AS	2,020	54,435
Turk Hava Yollari AO(1)	2,870	5,894
Turk Sise ve Cam Fabrikalari AS	3,666	4,899
Turk Telekomunikasyon AS(1)	6,720	12,295
Turk Traktor ve Ziraat Makineleri AS	180	4,177
Turkcell Iletisim Hizmetleri AS(1)	11,482	39,599
Turkiye Garanti Bankasi AS	6,150	16,750
Turkiye Halk Bankasi AS	1,700	6,124
Turkiye Is Bankasi, Class B	3,980	7,914
Turkiye Vakiflar Bankasi TAO, Class D	5,920	10,766
Ulker Biskuvi Sanayi AS	1,532	8,969
Yapi ve Kredi Bankasi AS(1)	3,250	4,055
Yazicilar Holding AS	700	4,464

		$443,269

United Arab Emirates — 1.5%
Air Arabia PJSC	28,550	$7,772
Arabtec Holding PJSC(1)	18,624	3,863
DP World, Ltd.	1,500	34,497
Emaar Properties PJSC	15,477	29,954
Emirates Telecommunications Group Co. PJSC	6,320	29,595
National Bank of Abu Dhabi PJSC	20,742	59,565

		$165,246

Total Common Stocks (identified cost $11,071,097)		$10,947,976

Warrants — 0.0%(6)

Security	Shares	Value
Minor International PCL, Expires 11/3/17, Strike THB 36.36(1)	455	$37

Total Warrants (identified cost $0)		$37

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(7)	24,223	$24,233

Total Short-Term Investments (identified cost $24,232)		$24,233

Total Investments — 99.8% (identified cost $11,095,329)		$10,972,246

Other Assets, Less Liabilities — 0.2%		$20,309

Net Assets — 100.0%		$10,992,555

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $152,648 or 1.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2017, the aggregate value of these securities is $329,551 or 3.0% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $383.

(8)	Securities are traded on separate exchanges for the same entity.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	19.1%	$2,094,950
Hong Kong Dollar	11.0	1,207,926
South Korean Won	8.0	873,239
New Taiwan Dollar	7.0	773,447
South African Rand	6.7	739,211

Currency	Percentage of Net Assets	Value
Brazilian Real	5.4%	$589,359
Mexican Peso	4.8	528,258
New Turkish Lira	4.0	443,269
Philippine Peso	3.5	387,819
Polish Zloty	3.5	381,624
Indonesian Rupiah	3.5	379,894
Malaysian Ringgit	3.5	379,415
Thai Baht	3.1	343,574
Chilean Peso	2.1	232,152
Euro	1.9	209,596
Qatari Riyal	1.5	168,833
Pakistani Rupee	1.5	167,046
Kuwaiti Dinar	1.5	165,735
Colombian Peso	1.4	157,297
Russian Ruble	1.3	145,729
United Arab Emirates Dirham	1.2	130,749
Other currency, less than 1% each	4.3	473,124

Total Investments	99.8%	$10,972,246

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.3%	$1,898,766
Materials	11.4	1,254,738
Information Technology	10.9	1,198,385
Consumer Discretionary	10.4	1,142,679
Energy	9.2	1,014,948
Consumer Staples	9.1	995,539
Telecommunication Services	8.8	972,524
Industrials	8.8	969,976
Utilities	5.6	611,952
Real Estate	4.6	507,417
Health Care	3.5	381,089
Short-Term Investments	0.2	24,233

Total Investments	99.8%	$10,972,246

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,101,696

Gross unrealized appreciation	$1,546,508
Gross unrealized depreciation	(1,675,958)

Net unrealized depreciation	$(129,450)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$616,427	$4,874,272		$14,283	$5,504,982
Emerging Europe	74,760	1,786,388		—	1,861,148
Latin America	2,233,921	—		—	2,233,921
Middle East/Africa	—	1,347,925		0	1,347,925
Total Common Stocks	$2,925,108	$8,008,585	**	$14,283	$10,947,976
Warrants	$37	$—		$—	$37
Short-Term Investments	—	24,233		—	24,233
Total Investments	$2,925,145	$8,032,818		$14,283	$10,972,246

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2017 is not presented. At May 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017